Consolidation of subsidiaries (Details Text)										3 Months Ended	12 Months Ended
	Dec. 31, 2021 BRL (R$)	Dec. 27, 2021	Aug. 12, 2021 BRL (R$)	Oct. 31, 2020 BRL (R$)	Aug. 31, 2020 BRL (R$)	Jul. 23, 2020 BRL (R$)	Aug. 09, 2019	Jan. 04, 2019	Dec. 05, 2018	Sep. 30, 2021 subsidiary	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$)	Mar. 08, 2021 BRL (R$)	Dec. 31, 2019 BRL (R$)	Oct. 02, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)	Mar. 29, 2018 BRL (R$)
Consolidation of subsidiaries (Details Text) (Details) [Abstract]
Total equity	R$ 10,502,198,000										R$ 10,502,198,000	R$ 9,327,459,000		R$ 8,014,948,000		R$ 6,574,376,000
Investment	15,666,000										15,666,000	16,400,000
Number of subsidiaries established | subsidiary										4
BCPS [Member]
Consolidation of subsidiaries (Details Text) (Details) [Abstract]
Total equity	2,074,000										R$ 2,074,000	R$ 1,934,000
Ownership interest acquired											99.99%	99.50%
R2Tech
Consolidation of subsidiaries (Details Text) (Details) [Abstract]
Total equity												R$ 10,872,000
Ownership interest acquired												99.99%
BIVA [Member]
Consolidation of subsidiaries (Details Text) (Details) [Abstract]
Total equity												R$ 17,872,000
Ownership interest acquired												99.99%
FIDC [Member]
Consolidation of subsidiaries (Details Text) (Details) [Abstract]
Total equity	R$ 3,953,475,000										R$ 3,953,475,000	R$ 3,095,137,000
Proportion of ownership interest transferred		15.00%
Ownership interest acquired	100.00%										100.00%	100.00%
FIDC [Member] | Third Party Investors [Member]
Consolidation of subsidiaries (Details Text) (Details) [Abstract]
Total equity																	R$ 20,000,000
TILIX [Member]
Consolidation of subsidiaries (Details Text) (Details) [Abstract]
Total equity	R$ 12,399,000										R$ 12,399,000	R$ 7,382,000
Ownership interest acquired									100.00%		99.99%	99.99%
Yami [Member]
Consolidation of subsidiaries (Details Text) (Details) [Abstract]
Total equity	1,226,000										R$ 1,226,000	R$ 964,000
Ownership interest acquired							100.00%				99.99%	99.99%
Registra Seguro [Member]
Consolidation of subsidiaries (Details Text) (Details) [Abstract]
Total equity	4,991,000										R$ 4,991,000	R$ 5,000,000			R$ 5,000
Ownership interest acquired											99.99%	99.99%
CDS
Consolidation of subsidiaries (Details Text) (Details) [Abstract]
Total equity	4,474,000										R$ 4,474,000	R$ 3,651,000
Ownership interest acquired					100.00%						99.99%	99.99%
Cash transferred					R$ 2,379,000
Zygo
Consolidation of subsidiaries (Details Text) (Details) [Abstract]
Ownership interest acquired						100.00%
Consideration paid (received)						R$ 8,000,000
Cash transferred						R$ 5,053,000
Moip
Consolidation of subsidiaries (Details Text) (Details) [Abstract]
Total equity	191,230,000										R$ 191,230,000	R$ 181,153,000
Ownership interest acquired				100.00%							100.00%	100.00%
Consideration paid (received)				R$ 358,609,000
Cash transferred				R$ 307,855,000									R$ 32,573,000
BBN Banco Brasileiro de Negócios SA [Member]
Consolidation of subsidiaries (Details Text) (Details) [Abstract]
Ownership interest acquired								100.00%
Concil
Consolidation of subsidiaries (Details Text) (Details) [Abstract]
Total equity	R$ (690,000)										R$ (690,000)
Ownership interest acquired			100.00%								100.00%
Consideration paid (received)			R$ 43,896,000
Cash transferred			R$ 35,000,000